Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2018
Going Concern
Prepaid Expenses and Other Current Assets

As of December 31, 2018 and December 31, 2017, prepaid expenses and other current assets consists of the following:

	December 31, 2018	December 31, 2017
Prepaid officers’ compensation	$291,617	$445,149
Prepaid directors’ compensation	29,442	147,207
Prepaid marketing expenses	2,750	13,750
Other prepaid expenses and current assets	64,265	28,616
Total	$388,074	$634,722